Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense (benefit):
Federal					$ 0	$ 0
State					0	0
Deferred income tax expense (benefit):
Federal					95,552	110,058
State					21,964	24,579
Total income tax expense (benefit)	$ (47,000)	$ 25,000	$ (88,000)	$ 77,000	$ 117,516	$ 134,637